Business Combination	12 Months Ended
Mar. 31, 2019
Business Combination
Business Combination

3. Business Combination

In December 2017, the Group acquired 100% equity interest of Weimai Culture Co., Ltd. ("Weimai") for a cash consideration of RMB6,000. Weimai primarily operates official accounts on WeChat, a widely used social medial platform in China, which are being used by the Group in promoting the KOLs.

The transaction was accounted as business combination with the purchase price allocated as follows:

Allocated value
RMB
Assets acquired:
Cash	55,324
Prepaid expenses and other current assets	283,977
Intangibles—Accounts in social network platforms	4,080,000
Goodwill	1,002,000

Total assets acquired	5,421,301
Liabilities assumed:
Accounts payable	(704)
Accrued expenses and other current liabilities	(344,597)
Notes payable	(5,070,000)

Total liabilities assumed	(5,415,301)

Total net assets acquired	6,000

The Group engaged a third party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The excess of the total cash consideration over the fair value of the net assets acquired was recorded as goodwill which is not amortized and not tax deductible. The acquisition was not material to the combined and consolidated financial statements for the year ended March 31, 2018, as such proforma results of operations are not presented. Goodwill resulted from this acquisition was assigned to the whole group.